SCHEDULE OF OTHER EXPENSES (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Other expense	$ (22,283)	$ (934)	$ (23,121)	$ (367)
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Other expense		$ 190		$ 1,068